CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 25,527	$ 8,727
Restricted bank deposits	32	32
Trade receivables	2,674	3,684
Inventory	1,411	1,532
Other account receivables and prepaid expenses	2,043	2,087
Total current assets	31,687	16,062
SEVERANCE PAY FUND	3,341	3,181
OTHER LONG-TERM RECEIVABLES	589	508
PROPERTY AND EQUIPMENT, NET	616	384
Total assets	36,233	20,135
CURRENT LIABILITIES:
Trade Payables	1,223	1,465
Employees and payroll accruals	3,034	2,533
Deferred revenues and advances from customers	13,935	931
Other accounts payable and accrued expenses	1,501	1,490
Total current liabilities	19,693	6,419
NON-CURRENT LIABILITIES:
Deferred revenues and advances from customers	72	197
Accrued severance pay	4,001	3,656
Total long-term liabilities	4,073	3,853
Total liabilities	23,766	10,272
SHAREHOLDERS' EQUITY
Share capital: Ordinary shares of NIS 0.20 par value: Authorized: 20,000,000 shares at March 31, 2016 and December 31, 2015; 8,781,478 and 8,674,717 shares issued and 8,745,446 and 8,638,685 shares outstanding at March 31, 2016 and December 31, 2015, respectively	377	372
Additional paid-in capital	71,451	$ 70,270
Receipts on account of shares	417
Accumulated other comprehensive loss	(2,662)	$ (2,760)
Accumulated deficit	(57,116)	(58,019)
Total shareholders' equity	12,467	9,863
Total liabilities and shareholders' equity	$ 36,233	$ 20,135